Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

15. Commitments and contingencies

No material contingent liabilities resulting from claims and legal proceedings exist as of December 31, 2024. Refer to Note 10 for provisions for IP litigations and for restructuring accruals of the organization. For contractual commitments, refer to Note 13.